Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Gross Amount and Accumulated Impairment Loss of Goodwill

The gross amount and accumulated impairment losses of goodwill as of December 31, 2014 and 2013 are as follows:

	2014
(in thousands)	North America Services	International Services	Merchant Services	NetSpend	Consolidated
Gross amount	$70,796	31,681	415,973	1,032,959	$1,551,409
Accumulated impairment losses	(182)	(1,605)	(2,225)	—	(4,012)

Goodwill, net	$70,614	30,076	413,748	1,032,959	$1,547,397

	2013
	North America Services	International Services	Merchant Services	NetSpend	Consolidated
Gross amount	$70,796	34,201	415,973	1,024,434	$1,545,404
Accumulated impairment losses	—	—	(2,225)	—	(2,225)

Goodwill, net	$70,796	34,201	413,748	1,024,434	$1,543,179

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill as of December 31, 2014 and 2013 are as follows:

(in thousands)	North America Services	International Services	Merchant Services	NetSpend	Consolidated
Balance as of December 31, 2012	$70,796	33,944	413,604	—	$518,344
NetSpend purchase price allocation	—	—	—	1,024,434	1,024,434
ProPay purchase price allocation	—	—	144	—	144
Currency translation adjustments	—	257	—	—	257

Balance as of December 31, 2013	$70,796	34,201	413,748	1,024,434	$1,543,179
Disposal of GP Net	(182)	(1,605)	—	—	(1,787)
NetSpend purchase price allocation	—	—	—	8,525	8,525
Currency translation adjustments	—	(2,520)	—	—	(2,520)

Balance as of December 31, 2014	$70,614	$30,076	$413,748	$1,032,959	$1,547,397